FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Current	$ 7,565	$ 6,963
Non-current	19,334	9,583
Total	$ 26,899	$ 16,546